        SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS DATED MAY 1, 2000
       FOR PACIFIC SELECT VARIABLE ANNUITY II, A VARIABLE ANNUITY CONTRACT
                    ISSUED BY PACIFIC LIFE INSURANCE COMPANY


This supplement changes the Prospectus to reflect the following, and restates information contained in a supplement dated October 2, 2000:


ELEVEN NEW VARIABLE INVESTMENT OPTIONS ARE AVAILABLE
--------------------------------------------------------------------------------
The following new Variable Investment Options are added to the list on page 1 of the Prospectus.

- Blue Chip                                 - Strategic Value
- Aggressive Growth                         - Focused 30
- Financial Services                        - Capital Opportunities
- Health Sciences                           - Mid-Cap Growth
- Technology                                - Global Growth
- Telecommunications


THE BOND AND INCOME INVESTMENT OPTION IS NO LONGER AVAILABLE
--------------------------------------------------------------------------------

The Bond and Income Variable Account terminated on September 22, 2000.

All references to the Bond and Income Investment Option, Portfolio, Subaccount or Variable Account in the Prospectus are removed.

Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to, instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.


THE NEW ELEVEN VARIABLE ACCOUNTS ARE ADDED AS VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
The new eleven Variable Accounts invest in their corresponding Portfolios of the Fund. References to the 22 Variable Investment Options throughout the Prospectus are changed to refer to 31 Variable Investment Options or Subaccounts.


THE INTERNATIONAL VALUE PORTFOLIO HAS A NEW PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Effective January 1, 2001, Lazard Asset Management is the portfolio manager of the International Value Portfolio.


A PORTFOLIO MANAGER HAS CHANGED ITS NAME
--------------------------------------------------------------------------------

Mercury Asset Management US has changed its name to Mercury Advisors.

AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY II-FEES AND EXPENSES PAID BY THE PACIFIC SELECT FUND: OTHER EXPENSES IS REPLACED
--------------------------------------------------------------------------------
The following replaces the OTHER EXPENSES Section on page 7 of the Prospectus:


OTHER EXPENSES

The table below shows the advisory fee and Fund expenses as an annual percentage of each Portfolio's average daily net assets for the year 2000. To help limit Fund expenses, effective July 1, 2000 we contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for Portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $14,627 to the I-Net Tollkeeper Portfolio, $36,874 to the Strategic Value Portfolio, $34,687 to the Focused 30 Portfolio and $28,882 to the Small-Cap Index Portfolio.



--------------------------------------------------------------------------------------------------------------
                                      ADVISORY   OTHER     12b-1        TOTAL      LESS ADVISER'S  TOTAL NET
PORTFOLIO                             FEE        EXPENSES  AMOUNTS+     EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------------------------------------------------------------------------
                                                 AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS
Blue Chip(1)                           0.95       0.06     --            1.01         --          1.01
Aggressive Growth(1)                   1.00       0.06     --            1.06         --          1.06
Aggressive Equity(2)                   0.80       0.04     0.02          0.86         --          0.86
Emerging Markets(2)                    1.10       0.20     --            1.30         --          1.30
Diversified Research(2)                0.90       0.08     0.01          0.99         --          0.99
Small-Cap Equity(2)                    0.65       0.05     --            0.70         --          0.70
International Large-Cap(2)             1.05       0.13     --            1.18         --          1.18
Equity                                 0.65       0.04     --            0.69         --          0.69
I-Net Tollkeeper(2)                    1.50       0.13     --            1.63       (0.02)        1.61
Financial Services(1)                  1.10       0.15     --            1.25       (0.05)        1.20
Health Sciences(1)                     1.10       0.11     --            1.21       (0.01)        1.20
Technology(1)                          1.10       0.08     --            1.18         --          1.18
Telecommunications(1)                  1.10       0.08     --            1.18         --          1.18
Multi-Strategy                         0.65       0.04     --            0.69         --          0.69
Equity Income(2)                       0.65       0.04     0.01          0.70         --          0.70
Strategic Value                        0.95       0.54     --            1.46       (0.41)        1.05
Growth LT                              0.75       0.04     --            0.79         --          0.79
Focused 30                             0.95       0.43     --            1.38       (0.33)        1.05
Mid-Cap Value(2)                       0.85       0.04     0.12          1.01         --          1.01
International Value                    0.85       0.11     --            0.96         --          0.96
Capital Opportunities(1)               0.80       0.06     --            0.86         --          0.86
Mid-Cap Growth(1)                      0.90       0.06     --            0.96         --          0.96
Global Growth(1)                       1.10       0.19     --            1.29         --          1.29
Equity Index                           0.25       0.04     --            0.29         --          0.29
Small-Cap Index(2)                     0.50       0.13     --            0.63       (0.02)        0.61
REIT                                   1.10       0.05     --            1.15         --          1.15
Government Securities(2)               0.60       0.05     --            0.65         --          0.65
Managed Bond(2)                        0.60       0.05     --            0.65         --          0.65
Money Market                           0.34       0.04     --            0.38         --          0.38
High Yield Bond                        0.60       0.04     --            0.64         --          0.64
Large-Cap Value(2)                     0.85       0.05     0.06          0.96         --          0.96
--------------------------------------------------------------------------------------------------------------


(1) Expenses are estimated. There were no actual advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December
    31, 2000.


(2) Total adjusted net expenses for these Portfolios, after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio,
    0.98% for Diversified Research Portfolio, 0.69% for the Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.



+ The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash, or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY II-EXAMPLES IS REPLACED
--------------------------------------------------------------------------------
The EXAMPLES on page 8 of the Prospectus is replaced with the following:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

-  the Contract Value starts at $35,000

-  the Investment Options have an annual return of 5%

- the Annual Fee is deducted for Contract Values less than $50,000, after deducting any outstanding loan and interest

- no Annual Fee is deducted for annuitized amounts or Contract Values of $50,000 or more.

THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES IN ANY YEAR MAY BE MORE OR LESS THAN THOSE SHOWN HERE.


--------------------------------------------------------------------------------------------
                                                                       EXPENSES IF YOU DID
                                                                       NOT ANNUITIZE OR
                      EXPENSES IF YOU          EXPENSES IF YOU         SURRENDER, BUT LEFT
                      ANNUITIZED               SURRENDERED             THE MONEY IN YOUR
                      YOUR CONTRACT ($)        YOUR CONTRACT ($)       CONTRACT ($)
--------------------------------------------------------------------------------------------
Variable Account      1 yr 3 yr 5 yr 10 yr     1 yr 3 yr 5 yr 10 yr    1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------------
BLUE CHIP              88   78  132   282       88  123  141  282      25   78   132   282
--------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH      89   79  135   287       89  124  144  287      26   79   135   287
--------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY      87   72  124   265       87  117  133  265      24   72   124   265
--------------------------------------------------------------------------------------------
EMERGING MARKETS       91   86  146   309       91  131  155  309      28   86   146   309
--------------------------------------------------------------------------------------------
DIVERSIFIED RESEARCH   88   77  131   279       88  122  140  279      25   77   131   279
--------------------------------------------------------------------------------------------
SMALL-CAP EQUITY       85   68  116   249       85  113  125  249      22   68   116   249
--------------------------------------------------------------------------------------------
INTERNATIONAL
LARGE-CAP              90   82  140   297       90  127  144  297      27   82   140   297
--------------------------------------------------------------------------------------------
EQUITY                 85   68  116   249       85  113  125  249      22   68   116   249
--------------------------------------------------------------------------------------------
I-NET TOLLKEEPER       94   95  162   338       94  140  171  338      31   95   162   338
--------------------------------------------------------------------------------------------
FINANCIAL SERVICES     90   83  142   300       90  128  151  300      27   83   142   300
--------------------------------------------------------------------------------------------
HEALTH SCIENCES        90   83  142   300       90  128  151  300      27   83   142   300
--------------------------------------------------------------------------------------------
TECHNOLOGY             90   83  141   298       90  128  150  298      27   83   141   298
--------------------------------------------------------------------------------------------
TELECOMMUNICATIONS     90   83  141   298       90  128  150  298      27   83   141   298
--------------------------------------------------------------------------------------------
MULTI-STRATEGY         85   68  116   249       85  113  125  249      22   68   116   249
--------------------------------------------------------------------------------------------
EQUITY INCOME          85   68  116   249       85  113  125  249      22   68   116   249
--------------------------------------------------------------------------------------------
STRATEGIC VALUE        89   79  134   286       89  124  143  286      26   79   134   286
--------------------------------------------------------------------------------------------
GROWTH LT              86   71  121   260       86  116  130  260      23   71   121   260
--------------------------------------------------------------------------------------------
FOCUSED 30             89   79  134   286       89  124  143  286      26   79   134   286
--------------------------------------------------------------------------------------------
MID-CAP VALUE          87   74  126   270       87  119  135  270      24   74   126   270
--------------------------------------------------------------------------------------------
INTERNATIONAL VALUE    88   76  130   277       88  121  139  277      25   76   130   277
--------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES  87   73  125   267       87  118  134  267      24   73   125   267
--------------------------------------------------------------------------------------------
MID-CAP GROWTH         88   76  130   277       88  121  139  277      25   76   130   277
--------------------------------------------------------------------------------------------
GLOBAL GROWTH          91   86  146   309       91  131  155  309      28   86   146   309
--------------------------------------------------------------------------------------------
EQUITY INDEX           81   56   96   207       81  101  105  207      18   56    96   207

--------------------------------------------------------------------------------------------
                                                                       EXPENSES IF YOU DID
                                                                       NOT ANNUITIZE OR
                      EXPENSES IF YOU          EXPENSES IF YOU         SURRENDER, BUT LEFT
                      ANNUITIZED               SURRENDERED             THE MONEY IN YOUR
                      YOUR CONTRACT ($)        YOUR CONTRACT ($)       CONTRACT ($)
--------------------------------------------------------------------------------------------
Variable Account      1 yr 3 yr 5 yr 10 yr     1 yr 3 yr 5 yr 10 yr   1 yr  3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------------
SMALL-CAP INDEX        84   65  112   240       84  110  121  240      21   65   112   240
--------------------------------------------------------------------------------------------
REIT                   90   82  139   295       90  127  148  295      27   82   139   295
--------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES  84   66  113   242       84  111  122  242      21   66   113   242
--------------------------------------------------------------------------------------------
MANAGED BOND           85   66  114   244       85  111  123  244      22   66   114   244
--------------------------------------------------------------------------------------------
MONEY MARKET           82   59  100   217       82  104  109  217      19   59   100   217
--------------------------------------------------------------------------------------------
HIGH YIELD BOND        84   66  113   243       84  111  122  243      21   66   113   243
--------------------------------------------------------------------------------------------
LARGE-CAP VALUE        87   74  127   271       87  119  136  271      24   74   127   271
--------------------------------------------------------------------------------------------

YOUR INVESTMENT OPTIONS: YOUR VARIABLE INVESTMENT OPTIONS IS AMENDED
--------------------------------------------------------------------------------
The chart on page 9 of the Prospectus YOUR INVESTMENT OPTIONS: YOUR VARIABLE INVESTMENT OPTIONS is amended to add the following:


                                                                          PRIMARY INVESTMENTS                        PORTFOLIO
PORTFOLIO                       OBJECTIVE                             (UNDER NORMAL CIRCUMSTANCES)                   MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
Blue Chip                Long-term growth of capital.         Equity securities of "blue chip"                 AIM
                         Current income is of secondary       companies--typically large companies that
                         importance.                          are well established in their respective
                                                              industries.
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth        Long-term growth of capital.         Equity securities of small- and medium-sized     AIM
                                                              growth companies.
-----------------------------------------------------------------------------------------------------------------------------------
Financial Services       Long-term growth of capital.         Equity securities in the financial services      INVESCO
                                                              sector. Such companies include banks,
                                                              insurance companies, brokerage firms and
                                                              other finance-related firms.
-----------------------------------------------------------------------------------------------------------------------------------
Health Sciences          Long-term growth of capital.         Equity securities in the health sciences         INVESCO
                                                              sector. Such companies include medical
                                                              equipment or supplies, pharmaceuticals,
                                                              health care facilities and other health
                                                              sciences-related firms.
-----------------------------------------------------------------------------------------------------------------------------------
Technology               Long-term growth of capital.         Equity securities in the technology sector.      INVESCO
                                                              Such companies include biotechnology,
                                                              communications, computers, electronics,
                                                              Internet telecommunications, networking,
                                                              robotics,video, and other technology-
                                                              related firms.
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications       Long-term growth of capital.         Equity securities in the telecommunications      INVESCO
                         Current income is of secondary       sector. Such as companies that offer
                         importance.                          telephone service, wireless communications,
                                                              satellite communications, television and
                                                              movie programming, broadcasting and Internet
                                                              access.
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Value          Long-term growth of capital.         Equity securities with potential for long-       Janus Capital
                                                              term growth of capital.                          Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Focused 30               Long-term growth of capital.         Equity securities selected for their             Janus Capital
                                                              growth potential.                                Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities    Long-term growth of capital.         Equity securities with the potential for         MFS
                                                              long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth           Long-term growth of capital.         Equity securities of medium-sized companies      MFS
                                                              believed to have above-average growth
                                                              potential.
-----------------------------------------------------------------------------------------------------------------------------------
Global Growth            Capital appreciation.                Equity securities of any size located            MFS
                                                              within and outside of the U.S.
-----------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION: TELEPHONE TRANSACTIONS IS CHANGED TO TELEPHONE AND ELECTRONIC TRANSACTIONS
--------------------------------------------------------------------------------
The following replaces TELEPHONE TRANSACTIONS on page 35 of the Prospectus:


TELEPHONE AND ELECTRONIC TRANSACTIONS
You are automatically entitled to make certain transactions by telephone or, to the extent available in early 2001, electronically. You may also authorize other people to make certain transaction requests by telephone or to the extent available electronically by so indicating on the application or by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines or our web-site may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the internet may be out of service during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before 4:00 p.m. Eastern time on any Business Day will usually be effective on that day, and we will provide you confirmation of each telephone or electronic transaction.


We have established procedures reasonably designed to confirm that instructions communicated by telephone or electronically are genuine. These procedures may require any person requesting a telephone or electronic transaction to provide certain personal identification upon our request. We may also record all or part of any telephone conversation with respect to transaction instructions. We reserve the right to deny any transaction request made by telephone or electronically. You are authorizing us to accept and to act upon instructions received by telephone or electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their directors, trustees, officers, employees or agents will be liable for any loss, liability, cost or expense (including attorneys' fees) in connection with requests that we believe to be genuine. This policy means that so long as we comply with our procedures, you will bear the risk of loss arising out of the telephone and electronic transaction privileges of your Contract. If a Contract has Joint Owners, each Owner may individually make transaction requests by telephone.


WE EXPECT TO MAKE THE ELECTRONIC TRANSACTION AND DELIVERY FEATURES AVAILABLE IN EARLY 2001. PLEASE ASK YOU REGISTERED REPRESENTATIVE FOR MORE INFORMATION


ELECTRONIC DELIVERY AUTHORIZATION
Subject to availability, you may authorize us to provide prospectuses, statements and other information ("documents") electronically by so indicating on the application, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. You must have internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet Web site. You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. If our e-mail notification is returned to us as "undeliverable," we will contact you to obtain your updated e-mail address. If we are unable to obtain a valid e-mail address for you, we will send a paper copy by regular U.S. mail to your address of record. You may revoke your consent for electronic delivery at any time and we will resume providing you with a paper copy of all required documents; however, in order for us to be properly notified, your revocation must be given to us a reasonable time before electronic delivery has commenced. We will provide you with paper copies at any time upon request. Such request will not constitute revocation of your consent to receive required documents electronically.


6